Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair Value Measurement

15. Fair Value Measurement

	For the year ended	For the six months ended
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
Warrant liability:
Level 1 Inputs	—	—	—
Level 2 Inputs	—	—	—
Level 3 Inputs	3,952	1,632	225
Balance at fair value	3,952	1,632	225

	As of December 31, 2023	As of June 30, 2024
Expiration of warrant (years)	3.9	3.4
Fair market value per share (US$)*	3.00	1.79
Exercise price (US$)*	41.25	41.25
Risk-free rate	3.92%	4.48%
Dividend yield	—	—
Standard derivation in the value of stock	132.8%	132.0%

*	Effective on January 26, 2024, The Group changed the ratio of the ADSs to Class A ordinary shares from the then ADS ratio of one ADS to sixteen (16) Class A ordinary shares to a new ADS ratio of one ADS representing two hundred and forty (240) Class A ordinary shares. Fair market value per share and exercise price as of December 31, 2023 have been retroactively adjusted to reflect the change in ratio for all periods presented.

For the six months ended June 30, 2024
RMB
Fair value of warrants at beginning of the period (Level 3)	3,952
Issuances	—
Change in fair value	(2,338)
Effect of exchange rate changes	18
Fair value of warrants at end of the period (Level 3)	1,632

22. Fair Value Measurement

Assets measured at fair value on a nonrecurring basis

The Company measured its property, equipment and software, equity investments, intangible assets and goodwill at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its warrant at fair value on a recurring basis. As the Company’s warrant is not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of warrant. This instrument are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2023.

The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2022 and 2023:

	For the year ended December 31,
	2022			2023
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Warrant liability	—	—	24,376	—	—	3,952	557

The Company adopted Black Scholes model to assess the warrant’s fair value. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgements as well as the Company’s best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:

	As of November 23, 2022	As of December 31, 2022	As of December 31, 2023
Expiration of warrant (years)	5	4.9	3.9
Fair market value per share (US$)	1.17	0.84	0.20
Exercise price (US$)	2.75	2.75	2.75
Risk-free rate	3.96%	4.05%	3.92%
Dividend yield	—	—	—
Standard derivation in the value of stock	132.3%	131.2%	132.8%

The following table summarizes the activities related to fair value of the warrants:

	For the Year Ended December 31,
	2022	2023
	RMB	RMB
Fair value of warrants at beginning of the year (Level 3)	—	24,376
Issuances	36,838	—
Change in fair value	(11,219)	(20,732)
Effect of exchange rate changes	(1,243)	308
Fair value of warrants at end of the year (Level 3)	24,376	3,952